Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2019	2018	2017
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$

Energy purchases	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Gas	(246,044)	(184,654)	(203,773)
Oil	(13,101)	(37,065)	(6,431)
Coal	(17,972)	(5,124)	(19,104)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Costs from construction contracts	(770,356)	(833,313)	(753,389)
Other raw materials and consumables	(285,766)	(289,582)	(325,507)

Total	(8,541,023)	(7,948,400)	(5,882,788)